Newly Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Discrete tax benefits recognized related to excess tax benefits, Amount	$ 5	$ 1,149